Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.788%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,030,745.29

Principal:
Principal Collections	$20,773,562.55
Prepayments in Full	$9,934,929.89
Liquidation Proceeds	$337,657.36
Recoveries	$69,374.35
Sub Total	$31,115,524.15
Collections	$33,146,269.44

Purchase Amounts:
Purchase Amounts Related to Principal	$253,645.72
Purchase Amounts Related to Interest	$1,478.47
Sub Total	$255,124.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,401,393.63

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,401,393.63
Servicing Fee	$594,143.40	$594,143.40	$0.00	$0.00	$32,807,250.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,807,250.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,807,250.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,807,250.23
Interest - Class A-3 Notes	$479,875.61	$479,875.61	$0.00	$0.00	$32,327,374.62
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$32,174,608.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,174,608.62
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$32,094,457.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,094,457.45
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$32,036,542.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,036,542.45
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$31,965,464.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,965,464.95
Regular Principal Payment	$29,430,412.38	$29,430,412.38	$0.00	$0.00	$2,535,052.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,535,052.57
Residual Released to Depositor	$0.00	$2,535,052.57	$0.00	$0.00	$0.00
Total		$33,401,393.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,430,412.38
Total					$29,430,412.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,430,412.38	$60.93	$479,875.61	$0.99	$29,910,287.99	$61.92
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$29,430,412.38	$18.27	$841,785.28	$0.52	$30,272,197.66	$18.79

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$449,883,385.87	0.9314356	$420,452,973.49	0.8705031
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$672,223,385.87	0.4172864	$642,792,973.49	0.3990173

Pool Information
Weighted Average APR	3.468%	3.461%
Weighted Average Remaining Term	38.37	37.57
Number of Receivables Outstanding	44,764	43,705
Pool Balance	$712,972,078.34	$681,095,516.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$674,570,976.64	$644,662,415.82
Pool Factor	0.4270833	0.4079887

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$10,216,432.74
Yield Supplement Overcollateralization Amount	$36,433,100.29
Targeted Overcollateralization Amount	$38,302,542.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,302,542.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$576,766.71
(Recoveries)		77	$69,374.35
Net Loss for Current Collection Period			$507,392.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8540%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4481%
Second Prior Collection Period			0.3912%
Prior Collection Period			0.8900%
Current Collection Period			0.8735%
Four Month Average (Current and Prior Three Collection Periods)			0.6507%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,247	$7,876,408.24
(Cumulative Recoveries)			$719,664.73
Cumulative Net Loss for All Collection Periods			$7,156,743.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4287%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,425.75
Average Net Loss for Receivables that have experienced a Realized Loss			$2,204.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.50%	530	$10,204,837.74
61-90 Days Delinquent	0.26%	92	$1,768,081.69
91-120 Days Delinquent	0.05%	16	$345,990.69
Over 120 Days Delinquent	0.11%	35	$727,518.80
Total Delinquent Receivables	1.92%	673	$13,046,428.92

Repossession Inventory:
Repossessed in the Current Collection Period		40	$909,803.58
Total Repossessed Inventory		69	$1,611,643.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2795%
Prior Collection Period			0.2926%
Current Collection Period			0.3272%
Three Month Average			0.2998%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer